UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.68%)
CONSUMER DISCRETIONARY (14.11%)
Automobiles (0.87%)
Ford Motor Co.	1,027,744	$11,387,404

Hotels, Restaurants & Leisure (2.00%)
Starbucks Corp.	267,640	15,493,680
Yum! Brands, Inc.	126,135	10,737,872

		26,231,552

Household Durables (0.54%)
Lennar Corp., Class A	117,000	6,895,980
Lennar Corp., Class B	2,500	119,225

		7,015,205

Internet & Direct Marketing Retail (3.30%)
Amazon.com, Inc.(a)	18,722	27,097,100
Booking Holdings, Inc.(a)	7,788	16,202,077

		43,299,177

Media (2.29%)
The Interpublic Group of Cos., Inc.	370,704	8,537,313
News Corp., Class A	305,600	4,828,480
Omnicom Group, Inc.	102,384	7,440,245
The Walt Disney Co.	91,582	9,198,496

		30,004,534

Multiline Retail (0.54%)
Dollar Tree, Inc.(a)	74,800	7,098,520

Specialty Retail (3.84%)
The Home Depot, Inc.	86,671	15,448,239
Lowe’s Companies, Inc.	167,059	14,659,427
The TJX Companies, Inc.	96,874	7,901,043
Ulta Beauty, Inc.(a)	60,224	12,301,957

		50,310,666

Textiles, Apparel & Luxury Goods (0.73%)
NIKE, Inc., Class B	143,513	9,535,004

CONSUMER STAPLES (5.96%)
Beverages (0.92%)
The Coca-Cola Co.	113,700	4,937,991
Monster Beverage Corp.(a)	124,100	7,099,761

		12,037,752

Food & Staples Retailing (2.09%)
Costco Wholesale Corp.	32,375	6,100,421

Liberty All-Star® Equity Fund	Schedule of Investments
As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
CVS Health Corp.	101,500	$6,314,315
The Kroger Co.	200,600	4,802,364
Walgreens Boots Alliance, Inc.	83,100	5,440,557
Wal-Mart Stores, Inc.	53,545	4,763,899

		27,421,556

Food Products (2.46%)
Archer-Daniels-Midland Co.	277,100	12,017,827
Mondelez International, Inc., Class A	483,279	20,167,233

		32,185,060

Personal Products (0.49%)
Unilever NV	114,000	6,428,460

ENERGY (8.09%)
Energy Equipment & Services (2.16%)
Halliburton Co.	376,070	17,652,726
Schlumberger Ltd.	163,819	10,612,195

		28,264,921

Oil, Gas & Consumable Fuels (5.93%)
BP PLC(b)	126,501	5,128,351
Cenovus Energy, Inc.(c)	580,200	4,954,908
Chevron Corp.	64,200	7,321,368
Concho Resources, Inc.(a)	26,004	3,909,181
ConocoPhillips	144,300	8,555,547
EQT Corp.	74,800	3,553,748
Exxon Mobil Corp.	66,865	4,988,798
Marathon Oil Corp.	477,710	7,705,462
Murphy Oil Corp.	143,075	3,697,058
Occidental Petroleum Corp.	110,400	7,171,584
Phillips 66	70,000	6,714,400
Pioneer Natural Resources Co.	25,500	4,380,390
Royal Dutch Shell PLC, Class A(b)	150,352	9,593,961

		77,674,756

FINANCIALS (16.18%)
Banks (6.23%)
Banco Bilbao Vizcaya Argentaria SA(b)	810,000	6,399,000
Bank of America Corp.	614,367	18,424,866
BB&T Corp.	159,300	8,289,972
BOK Financial Corp.	42,000	4,157,580
Citigroup, Inc.	146,006	9,855,405
Cullen/Frost Bankers, Inc.	38,000	4,030,660
East West Bancorp, Inc.	94,300	5,897,522
JPMorgan Chase & Co.	117,957	12,971,731

Liberty All-Star® Equity Fund	Schedule of Investments
As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.(b)	650,000	$4,316,000
Wells Fargo & Co.	137,987	7,231,899

		81,574,635

Capital Markets (4.75%)
Ameriprise Financial, Inc.	48,500	7,175,090
Bank of New York Mellon Corp.	140,000	7,214,200
The Charles Schwab Corp.	142,800	7,457,016
Franklin Resources, Inc.	168,889	5,857,070
The Goldman Sachs Group, Inc.	35,709	8,993,669
Morgan Stanley	160,681	8,670,347
S&P Global, Inc.	24,800	4,738,288
State Street Corp.	64,201	6,402,766
UBS Group AG	325,600	5,750,096

		62,258,542

Consumer Finance (1.08%)
Capital One Financial Corp.	147,440	14,127,701

Diversified Financial Services (0.62%)
Voya Financial, Inc.	161,407	8,151,053

Insurance (3.50%)
The Allstate Corp.	80,200	7,602,960
American International Group, Inc.	112,956	6,147,066
Axis Capital Holdings Ltd.	89,225	5,136,683
Brighthouse Financial, Inc.(a)	10,531	541,293
Chubb Ltd.	99,359	13,589,330
Marsh & Mclennan Cos., Inc.	90,900	7,507,431
MetLife, Inc.	115,850	5,316,357

		45,841,120

HEALTH CARE (14.96%)
Biotechnology (3.30%)
AbbVie, Inc.	67,000	6,341,550
Alexion Pharmaceuticals, Inc.(a)	37,800	4,213,188
Amgen, Inc.	68,005	11,593,492
BioMarin Pharmaceutical, Inc.(a)	57,673	4,675,550
Celgene Corp.(a)	76,321	6,808,597
Regeneron Pharmaceuticals, Inc.(a)	27,887	9,603,167

		43,235,544

Health Care Equipment & Supplies (2.86%)
Abbott Laboratories	140,200	8,400,784
Align Technology, Inc.(a)	11,584	2,909,090
Becton Dickinson & Co.	36,312	7,868,810

Liberty All-Star® Equity Fund	Schedule of Investments
As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Danaher Corp.	79,000	$7,734,890
Medtronic PLC	84,000	6,738,480
West Pharmaceutical Services, Inc.	42,844	3,782,697

		37,434,751

Health Care Providers & Services (3.93%)
Acadia Healthcare Co., Inc.(a)(c)	112,000	4,388,160
Cardinal Health, Inc.	160,157	10,038,641
Express Scripts Holding Co.(a)	187,104	12,925,144
McKesson Corp.	48,431	6,822,475
Quest Diagnostics, Inc.	71,900	7,211,570
UnitedHealth Group, Inc.	47,398	10,143,172

		51,529,162

Life Sciences Tools & Services (0.33%)
Illumina, Inc.(a)	18,495	4,372,588

Pharmaceuticals (4.54%)
Johnson & Johnson	57,300	7,342,995
Merck & Co., Inc.	227,690	12,402,275
Mylan NV(a)	271,736	11,187,371
Novartis AG(b)	68,000	5,497,800
Novo Nordisk AS(b)	185,081	9,115,239
Pfizer, Inc.	207,400	7,360,626
Zoetis, Inc.	78,500	6,555,535

		59,461,841

INDUSTRIALS (6.09%)
Aerospace & Defense (1.93%)
General Dynamics Corp.	36,000	7,952,400
Northrop Grumman Corp.	24,900	8,693,088
Raytheon Co.	39,800	8,589,636

		25,235,124

Building Products (0.47%)
Johnson Controls International PLC	174,000	6,131,760

Commercial Services & Supplies (1.04%)
Waste Connections, Inc.	79,764	5,722,270
Waste Management, Inc.	94,500	7,949,340

		13,671,610

Machinery (1.20%)
Dover Corp.	88,705	8,712,605
Oshkosh Corp.	90,500	6,992,935

		15,705,540

Liberty All-Star® Equity Fund	Schedule of Investments
As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Professional Services (0.42%)
TransUnion(a)	96,600	$5,484,948

Road & Rail (0.63%)
J.B. Hunt Transport Services, Inc.	70,754	8,288,831

Trading Companies & Distributors (0.40%)
Fastenal Co.	97,100	5,300,689

INFORMATION TECHNOLOGY (23.18%)
Communications Equipment (0.69%)
Cisco Systems, Inc.	210,900	9,045,501

Internet Software & Services (3.50%)
Alphabet, Inc., Class C(a)	25,554	26,366,362
Facebook, Inc., Class A(a)	121,665	19,440,850

		45,807,212

IT Services (6.51%)
Alliance Data Systems Corp.	30,960	6,590,146
Automatic Data Processing, Inc.	71,105	8,068,995
Cognizant Technology Solutions Corp., Class A	112,594	9,063,817
FleetCor Technologies, Inc.(a)	53,574	10,848,735
Mastercard, Inc., Class A	40,200	7,041,432
PayPal Holdings, Inc.(a)	224,990	17,069,991
Visa, Inc., Class A	221,800	26,531,716

		85,214,832

Semiconductors & Semiconductor Equipment (1.32%)
Intel Corp.	176,100	9,171,288
Microchip Technology, Inc.(c)	89,000	8,131,040

		17,302,328

Software (10.18%)
Adobe Systems, Inc.(a)	127,506	27,551,496
ANSYS, Inc.(a)	45,000	7,051,050
Autodesk, Inc.(a)	80,275	10,080,935
CA, Inc.	215,600	7,308,840
Micro Focus International PLC(b)	73,220	1,028,009
Microsoft Corp.	100,000	9,127,000
Oracle Corp.	336,800	15,408,600
Red Hat, Inc.(a)	52,164	7,799,040
Salesforce.com, Inc.(a)	188,685	21,944,066
SAP SE(b)	71,204	7,487,813
ServiceNow, Inc.(a)	68,881	11,396,361

Liberty All-Star® Equity Fund	Schedule of Investments
As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
Splunk, Inc.(a)	72,832	$7,165,940

		133,349,150

Technology Hardware, Storage & Peripherals (0.98%)
Hewlett Packard Enterprise Co.	494,464	8,672,898
HP, Inc.	192,203	4,213,090

		12,885,988

MATERIALS (3.57%)
Chemicals (3.03%)
Air Products & Chemicals, Inc.	22,800	3,625,884
DowDuPont, Inc.	205,631	13,100,751
Ecolab, Inc.	78,105	10,705,852
PPG Industries, Inc.	66,000	7,365,600
Praxair, Inc.	34,227	4,938,956

		39,737,043

Construction Materials (0.54%)
Martin Marietta Materials, Inc.	34,100	7,068,930

REAL ESTATE (2.92%)
Equity Real Estate Investment Trusts (2.92%)
American Tower Corp.	84,850	12,332,099
Equinix, Inc.	42,695	17,852,487
Equity Residential	131,000	8,072,220

		38,256,806

TELECOMMUNICATION SERVICES (1.11%)
Diversified Telecommunication Services (1.11%)
AT&T, Inc.	202,200	7,208,430
Verizon Communications, Inc.	153,000	7,316,460

		14,524,890

UTILITIES (1.51%)
Electric Utilities (0.86%)
Edison International	178,162	11,341,793

Gas Utilities (0.38%)
National Fuel Gas Co.	97,000	4,990,650

Independent Power and Renewable Electricity Producers (0.27%)
AES Corp.	307,000	3,490,590

TOTAL COMMON STOCKS
(COST OF $1,011,279,986)		1,279,715,719

Liberty All-Star® Equity Fund	Schedule of Investments
As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (2.54%)
MONEY MARKET FUND (2.26%)
State Street Institutional U.S. Government Money Market Fund, 1.551%(d)
(COST OF $29,595,043)	29,595,043	$29,595,043

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.28%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%
(COST OF $3,612,500)	3,612,500	3,612,500

TOTAL SHORT TERM INVESTMENTS
(COST OF $33,207,543)		33,207,543

TOTAL INVESTMENTS (100.22%)
(COST OF $1,044,487,529)		1,312,923,262

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.22%)		(2,821,400)

NET ASSETS (100.00%)		$1,310,101,862

NET ASSET VALUE PER SHARE
(195,294,316 SHARES OUTSTANDING)		$6.71

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,054,520.
(d)	Rate reflects seven-day effective yield on March 31, 2018.

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2018 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund’s Board of Trustees (the “Board”). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2018, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2018 (Unaudited)

the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2018:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$15,054,520	$3,612,500	$11,662,170	$15,274,670

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2018 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,279,715,719	$–	$–	$1,279,715,719
Money Market Fund	29,595,043	–	–	29,595,043
Investments Purchased with Collateral from Securities Loaned	3,612,500	–	–	3,612,500
Total	$1,312,923,262	$–	$–	$1,312,923,262

* See Schedule of Investments for industry classifications.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2018 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the three months ended March 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 18, 2018

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	May 18, 2018